Revenue	6 Months Ended
Mar. 31, 2026
Revenue
Revenue
2.	Revenue

The Group’s operations and main revenue streams are those described in the last annual financial statements. The Group’s revenue is derived from contracts with customers.

Disaggregation of revenue

In the following table, revenue is disaggregated by primary geographical market and service line.

	Period ended	Period ended
	31 March	31 March
	2026	2025
	$’000	$’000

SKA-Platform™ – provision of services	623	67

Geographical markets
UK	137	67
Other	486	—
	623	67

Grants of $187k received during the period are shown as Other Income on The Statement of Comprehensive Income.

Contract balances

The following table provides information about receivables and contract liabilities with customers.

	31 March	30 September
	2026	2025
	$’000	$’000

Receivables, which are included in trade and other receivables	961	657
Contract liabilities	361	444

The contract assets primarily relate to the Group’s rights to consideration for work completed or in progress but not billed at the reporting date on services provided. The contracts are transferred to receivables when the rights become unconditional. This usually occurs when the Group issues an invoice to the customer. The contract liabilities primarily relate to the advance consideration received from customers for services where revenue is recognized over time.

The full amount of $6k recognized in contract liabilities at the beginning of the period has been recognized as revenue in the six months ended 31 March 2026.

The amount of revenue recognized in the six months ended 31 March 2026 from performance obligations satisfied (or partially satisfied) in previous periods is $nil.